Summary of Significant Accounting Policies - Schedule of Segment Assets and Expenditures for Segment Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment assets		$ 3,429,513	$ 839,945
Expenditures for segment assets	[1]	$ 3,513	$ 93,300

[1]	Expenditures for 2024 include purchases of office equipment ($1,082), furniture ($982), and trademarks ($1,449). Expenditures for 2023 include a vehicle ($88,028), furniture ($4,343), and office equipment ($929).